Debt Obligation (Detail) - USD ($) $ in Thousands			1 Months Ended	12 Months Ended
		Dec. 18, 2019	Jul. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Secured Debt Facilities, Revolving Credit Facilities, Term Loan and Bonds Payable
Long term debt				$ 3,797,729	$ 3,409,827
Amount due within one year				242,433	191,689
Amounts due beyond one year				3,555,296	3,218,138
TL Revolving Credit Facility
Secured Debt Facilities, Revolving Credit Facilities, Term Loan and Bonds Payable
Long term debt				$ 1,280,037	$ 1,272,074
Weighted average variable interest rate				3.29%	4.00%
Final Maturity				Sep. 30, 2023
TL 2019 Term Loan
Secured Debt Facilities, Revolving Credit Facilities, Term Loan and Bonds Payable
Long term debt				$ 158,371
Weighted average variable interest rate				3.50%
Fixed interest rate				3.50%
Final Maturity		Dec. 23, 2026		Dec. 31, 2026
TMCL II Secured Debt Facility
Secured Debt Facilities, Revolving Credit Facilities, Term Loan and Bonds Payable
Long term debt	[1]			$ 689,658	$ 654,485
Weighted average variable interest rate	[1]			3.49%	4.36%
Final Maturity			Jul. 23, 2026	Jul. 31, 2026 [1]
TMCL V 2017-1 Bonds
Secured Debt Facilities, Revolving Credit Facilities, Term Loan and Bonds Payable
Long term debt				$ 316,395	$ 353,884
Fixed interest rate				3.91%	3.91%
Final Maturity				May 31, 2042
TMCL V 2017-2 Bonds
Secured Debt Facilities, Revolving Credit Facilities, Term Loan and Bonds Payable
Long term debt				$ 395,836	$ 435,838
Fixed interest rate				3.73%	3.73%
Final Maturity				Jun. 30, 2042
TMCL VI Term Loan
Secured Debt Facilities, Revolving Credit Facilities, Term Loan and Bonds Payable
Long term debt				$ 249,421	$ 276,210
Weighted average variable interest rate				4.30%	4.30%
Final Maturity				Feb. 28, 2038
TMCL VII 2018-1 Bonds
Secured Debt Facilities, Revolving Credit Facilities, Term Loan and Bonds Payable
Long term debt				$ 227,624	$ 245,399
Fixed interest rate				4.14%	4.14%
Final Maturity				Jul. 31, 2043
TMCL VII 2019-1 Bonds
Secured Debt Facilities, Revolving Credit Facilities, Term Loan and Bonds Payable
Long term debt				$ 327,563
Fixed interest rate				4.02%
Final Maturity				Apr. 30, 2044
TAP Funding Revolving Credit Facility
Secured Debt Facilities, Revolving Credit Facilities, Term Loan and Bonds Payable
Long term debt				$ 152,824	$ 171,937
Weighted average variable interest rate				3.69%	4.41%
Final Maturity				Dec. 31, 2021

[1]	Final maturity of the TMCL II Secured Debt Facility is based on the assumption that the facility will not be extended on its scheduled conversion date.